Contract costs (Tables)	12 Months Ended
Sep. 30, 2021
Revenue From Contracts With Customers [Abstract]
Disclosure of contract costs

	As at September 30, 2021			As at September 30, 2020
	Cost	Accumulated amortization	Net carrying amount	Cost	Accumulated amortization	Net carrying amount
	$	$	$	$	$	$
Transition costs	487,106	262,311	224,795	477,174	246,468	230,706
Incentives	52,200	46,433	5,767	67,545	58,875	8,670
	539,306	308,744	230,562	544,719	305,343	239,376